GOODWILL - Roll forward - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in goodwill [abstract]
Balance at the beginning of the year	$ 2,202,222	$ 2,248,217
Impairment charge		(10,000)
Effect of movements in exchange rates	21,386	(35,995)
Balance at the end of the year	$ 2,223,608	$ 2,202,222